Other Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 406,956	¥ 231,497
Deferred income	45,431	52,527
Other	60,675	48,206
Total	513,062	332,230
Non-current	75,174	68,300
Current	437,888	263,930
Accrued labor cost	163,241	108,766
Government grants received	21,145	23,937
Unearned co-promotion fees received in advance	¥ 16,756	¥ 21,656